Financial Instruments and Concentration of Risks (Details 4) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Fair value through profit or loss:
Cash	$ 28,906	$ 1,040	$ 449,983	$ 32,192
Other financial liabilities:
Trade and other payables	703,306	529,823
Advance from related party	49,415
Shareholder loans	79,910
Fair Value [Member]
Other financial liabilities:
Trade and other payables	703,306	529,823
Advance from related party	49,415
Shareholder loans	79,910
Level 1 [Member]
Fair value through profit or loss:
Cash	28,906	1,040
Level 1 [Member] | Fair Value [Member]
Fair value through profit or loss:
Cash	$ 28,906	$ 1,040